Equity Plans and Stock-based Compensation - RSU Activity (Details) - Restricted stock units (RSUs)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs
Balance (in shares) | shares	0
Granted (in shares) | shares	1,480,201
Vested (in shares) | shares	(58,731)
Cancelled/forfeited (in shares) | shares	(96,510)
Balance (in shares) | shares	1,324,960
Weighted Average Grant Date Fair Value
Balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	10.72
Vested (in dollars per share) | $ / shares	11.41
Cancelled/forfeited (in dollars per share) | $ / shares	10.98
Balance (in dollars per share) | $ / shares	$ 10.67